Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.80463%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,936,452.29

Principal:
Principal Collections	$21,954,268.64
Prepayments in Full	$10,728,346.48
Liquidation Proceeds	$435,098.90
Recoveries	$142,242.88
Sub Total	$33,259,956.90
Collections	$35,196,409.19

Purchase Amounts:
Purchase Amounts Related to Principal	$830,428.59
Purchase Amounts Related to Interest	$3,540.28
Sub Total	$833,968.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,030,378.06

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,030,378.06
Servicing Fee	$620,357.48	$620,357.48	$0.00	$0.00	$35,410,020.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,410,020.58
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$35,410,020.58
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$35,410,020.58
Interest - Class A-3 Notes	$1,100,448.81	$1,100,448.81	$0.00	$0.00	$34,309,571.77
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$33,966,790.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,966,790.77
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$33,838,524.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,838,524.10
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$33,749,047.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,749,047.43
Regular Principal Payment	$30,802,334.32	$30,802,334.32	$0.00	$0.00	$2,946,713.11
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,946,713.11
Residual Released to Depositor	$0.00	$2,946,713.11	$0.00	$0.00	$0.00
Total		$36,030,378.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,802,334.32
Total					$30,802,334.32
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,802,334.32	$56.28	$1,100,448.81	$2.01	$31,902,783.13	$58.29
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$30,802,334.32	$19.51	$1,660,973.15	$1.05	$32,463,307.47	$20.56

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$435,821,309.93	0.7962970	$405,018,975.61	0.7400175
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$644,931,309.93	0.4084817	$614,128,975.61	0.3889723

Pool Information
Weighted Average APR	3.325%	3.324%
Weighted Average Remaining Term	38.42	37.68
Number of Receivables Outstanding	40,434	39,581
Pool Balance	$744,428,974.51	$710,057,399.93
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$683,727,691.12	$652,409,783.18
Pool Factor	0.4308039	0.4109129

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$57,647,616.75
Targeted Overcollateralization Amount	$95,928,424.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$95,928,424.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$423,431.97
(Recoveries)		99	$142,242.88
Net Loss for Current Collection Period			$281,189.09
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4533%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9403%
Second Prior Collection Period			0.5398%
Prior Collection Period			0.7991%
Current Collection Period			0.4640%
Four Month Average (Current and Prior Three Collection Periods)			0.6858%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2680	$11,319,509.59
(Cumulative Recoveries)			$1,419,621.89
Cumulative Net Loss for All Collection Periods			$9,899,887.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5729%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,223.70
Average Net Loss for Receivables that have experienced a Realized Loss			$3,693.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.16%	384	$8,214,840.45
61-90 Days Delinquent	0.18%	60	$1,250,737.13
91-120 Days Delinquent	0.03%	10	$215,192.70
Over 120 Days Delinquent	0.07%	24	$472,364.32
Total Delinquent Receivables	1.43%	478	$10,153,134.60

Repossession Inventory:
Repossessed in the Current Collection Period		15	$366,913.65
Total Repossessed Inventory		45	$1,110,577.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2472%
Prior Collection Period			0.2077%
Current Collection Period			0.2375%
Three Month Average			0.2308%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2730%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer